Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

August 31, 2020

ASCF-QTLY-1020
1.805747.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.5%
Media - 3.5%
Cogeco Communications, Inc.	167,500	$12,557
Gray Television, Inc. (a)	1,352,000	20,983
TechTarget, Inc. (a)	293,300	11,638
The New York Times Co. Class A (b)	197,900	8,575
		53,753
CONSUMER DISCRETIONARY - 13.4%
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	61,600	5,793
Hotels, Restaurants & Leisure - 1.7%
Churchill Downs, Inc.	120,900	21,128
Planet Fitness, Inc. (a)	80,800	4,912
		26,040
Household Durables - 4.6%
Cavco Industries, Inc. (a)	58,039	11,080
Skyline Champion Corp. (a)	658,186	18,785
Taylor Morrison Home Corp. (a)	546,800	12,866
TopBuild Corp. (a)	98,400	15,134
TRI Pointe Homes, Inc. (a)	779,700	13,161
		71,026
Leisure Products - 1.5%
Brunswick Corp.	99,200	6,139
Clarus Corp.	644,016	8,108
YETI Holdings, Inc. (a)	185,600	9,536
		23,783
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	94,800	9,057
Specialty Retail - 3.7%
Aaron's, Inc. Class A	401,114	22,418
Murphy U.S.A., Inc. (a)	175,900	23,722
Musti Group OYJ	526,793	11,360
		57,500
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	363,421	14,504

TOTAL CONSUMER DISCRETIONARY		207,703

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	776,930	34,506
Food Products - 1.6%
Nomad Foods Ltd. (a)	1,019,800	25,148

TOTAL CONSUMER STAPLES		59,654

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Cactus, Inc.	203,300	4,491
Oil, Gas & Consumable Fuels - 0.6%
Hess Midstream LP (b)	298,448	5,277
Rattler Midstream LP (b)	526,600	4,408
		9,685

TOTAL ENERGY		14,176

FINANCIALS - 13.8%
Banks - 5.2%
ConnectOne Bancorp, Inc.	1,040,100	15,726
First Citizens Bancshares, Inc.	54,100	21,269
First Interstate Bancsystem, Inc.	421,200	13,815
Independent Bank Corp., Massachusetts	138,300	8,692
ServisFirst Bancshares, Inc.	332,900	12,201
Trico Bancshares	317,000	8,778
		80,481
Capital Markets - 2.6%
Blucora, Inc. (a)	425,740	5,079
LPL Financial	216,700	17,804
Morningstar, Inc.	111,509	17,858
		40,741
Consumer Finance - 1.1%
First Cash Financial Services, Inc.	282,400	16,873
Insurance - 2.6%
Enstar Group Ltd. (a)	57,202	10,239
Old Republic International Corp.	902,200	14,534
Primerica, Inc.	121,000	15,107
		39,880
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd.	530,023	18,922
WSFS Financial Corp.	566,700	16,604
		35,526

TOTAL FINANCIALS		213,501

HEALTH CARE - 16.7%
Biotechnology - 4.6%
Acceleron Pharma, Inc. (a)	59,900	5,838
ADC Therapeutics SA (a)	67,797	2,995
Agios Pharmaceuticals, Inc. (a)	47,200	1,936
FibroGen, Inc. (a)	174,300	7,814
G1 Therapeutics, Inc. (a)	57,500	883
Global Blood Therapeutics, Inc. (a)	54,900	3,447
Immunomedics, Inc. (a)	97,100	4,327
Keros Therapeutics, Inc.	58,000	3,105
Kezar Life Sciences, Inc. (a)	164,200	798
Kura Oncology, Inc. (a)	195,500	4,866
Kymera Therapeutics, Inc. (a)	2,500	80
Mirati Therapeutics, Inc. (a)	57,500	8,589
Passage Bio, Inc.	131,900	2,184
PTC Therapeutics, Inc. (a)	104,535	5,167
Relay Therapeutics, Inc. (a)	6,400	257
Revolution Medicines, Inc.	147,600	4,183
Stoke Therapeutics, Inc. (a)	11,531	339
TG Therapeutics, Inc. (a)	218,000	5,407
Vaxcyte, Inc.	68,700	3,111
Viela Bio, Inc.	114,400	3,854
Xenon Pharmaceuticals, Inc. (a)	209,800	2,549
		71,729
Health Care Equipment & Supplies - 3.2%
Haemonetics Corp. (a)	118,300	10,607
Integra LifeSciences Holdings Corp. (a)	223,800	10,695
Masimo Corp. (a)	43,300	9,699
Tandem Diabetes Care, Inc. (a)	133,100	15,003
TransMedics Group, Inc. (a)	146,600	2,614
		48,618
Health Care Providers & Services - 3.7%
Andlauer Healthcare Group, Inc.	74,900	2,469
Chemed Corp.	59,400	30,716
Encompass Health Corp.	154,100	10,053
LHC Group, Inc. (a)	65,177	13,585
		56,823
Health Care Technology - 1.0%
HMS Holdings Corp. (a)	313,000	8,730
Phreesia, Inc. (a)	227,200	7,166
		15,896
Life Sciences Tools & Services - 3.1%
10X Genomics, Inc. (a)	15,000	1,719
Berkeley Lights, Inc. (a)	1,900	124
Charles River Laboratories International, Inc. (a)	95,300	20,866
ICON PLC (a)	100,100	18,660
Syneos Health, Inc. (a)	107,000	6,752
		48,121
Pharmaceuticals - 1.1%
Arvinas Holding Co. LLC (a)	67,400	1,749
Horizon Therapeutics PLC (a)	126,300	9,488
IMARA, Inc.	50,600	1,176
Intra-Cellular Therapies, Inc. (a)	116,800	2,128
Nektar Therapeutics (a)	116,500	2,253
		16,794

TOTAL HEALTH CARE		257,981

INDUSTRIALS - 19.3%
Aerospace & Defense - 0.4%
Vectrus, Inc. (a)	158,697	6,889
Building Products - 2.2%
Armstrong World Industries, Inc.	128,300	9,461
Masonite International Corp. (a)	127,300	11,621
Patrick Industries, Inc.	219,764	12,353
		33,435
Commercial Services & Supplies - 1.5%
Tetra Tech, Inc.	257,800	23,798
Construction & Engineering - 1.1%
EMCOR Group, Inc.	220,100	16,510
Electrical Equipment - 2.4%
Atkore International Group, Inc. (a)	575,000	15,370
Generac Holdings, Inc. (a)	115,400	21,924
		37,294
Machinery - 5.5%
Douglas Dynamics, Inc.	260,207	9,989
ESCO Technologies, Inc.	130,300	11,717
ITT, Inc.	273,000	17,147
Luxfer Holdings PLC sponsored	932,800	13,264
Oshkosh Corp.	281,500	21,678
SPX Flow, Inc. (a)	259,324	11,275
		85,070
Professional Services - 4.6%
ASGN, Inc. (a)	249,300	17,892
FTI Consulting, Inc. (a)	166,000	19,050
ICF International, Inc.	184,879	12,629
Insperity, Inc.	183,400	12,356
TriNet Group, Inc. (a)	125,700	8,527
		70,454
Road & Rail - 0.7%
TFI International, Inc.	239,100	10,578
Trading Companies & Distributors - 0.9%
GMS, Inc. (a)	537,818	14,247

TOTAL INDUSTRIALS		298,275

INFORMATION TECHNOLOGY - 18.3%
Electronic Equipment & Components - 4.8%
CDW Corp.	104,100	11,831
ePlus, Inc. (a)	157,889	12,113
Insight Enterprises, Inc. (a)	245,572	14,686
Napco Security Technolgies, Inc. (a)(b)	366,451	9,128
SYNNEX Corp.	206,941	26,313
		74,071
IT Services - 5.0%
Booz Allen Hamilton Holding Corp. Class A	153,600	13,526
Endava PLC ADR (a)	121,308	6,610
Euronet Worldwide, Inc. (a)	67,400	6,968
Genpact Ltd.	378,400	15,961
KBR, Inc.	810,600	20,257
Repay Holdings Corp. (a)	577,560	14,612
		77,934
Semiconductors & Semiconductor Equipment - 3.0%
Entegris, Inc.	187,100	12,515
Ichor Holdings Ltd. (a)	339,900	8,552
Onto Innovation, Inc. (a)	318,600	9,953
Synaptics, Inc. (a)	176,250	15,039
		46,059
Software - 5.5%
Digital Turbine, Inc. (a)	387,000	9,362
Everbridge, Inc. (a)	63,100	9,377
Five9, Inc. (a)	89,100	11,355
j2 Global, Inc. (a)(b)	242,300	16,959
Pegasystems, Inc.	76,000	9,764
Pluralsight, Inc. (a)	431,600	8,261
Proofpoint, Inc. (a)	105,200	11,537
RealPage, Inc. (a)	99,209	6,212
Zensar Technologies Ltd.	1,008,811	2,373
		85,200

TOTAL INFORMATION TECHNOLOGY		283,264

MATERIALS - 3.9%
Chemicals - 1.8%
Ashland Global Holdings, Inc.	135,300	9,970
Element Solutions, Inc. (a)	1,762,100	18,943
		28,913
Construction Materials - 0.8%
Eagle Materials, Inc.	149,600	12,233
Containers & Packaging - 1.3%
Aptargroup, Inc.	128,700	15,237
UFP Technologies, Inc. (a)	119,518	4,925
		20,162

TOTAL MATERIALS		61,308

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Americold Realty Trust	430,800	16,521
CoreSite Realty Corp.	80,300	9,833
Essential Properties Realty Trust, Inc.	209,201	3,550
		29,904
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	163,400	7,685
Cushman & Wakefield PLC (a)	1,117,500	12,974
		20,659

TOTAL REAL ESTATE		50,563

UTILITIES - 1.9%
Electric Utilities - 0.5%
Portland General Electric Co.	197,900	7,550
Gas Utilities - 0.8%
Star Gas Partners LP	1,220,300	11,959
Multi-Utilities - 0.6%
Telecom Plus PLC	550,808	10,102

TOTAL UTILITIES		29,611

TOTAL COMMON STOCKS
(Cost $1,238,971)		1,529,789

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.12% (c)	7,793,885	7,795
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	17,065,179	17,067
TOTAL MONEY MARKET FUNDS
(Cost $24,862)		24,862

Equity Funds - 0.8%
Small Blend Funds - 0.8%
iShares Russell 2000 Index ETF (b)
(Cost $10,492)	73,900	11,486
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,274,325)		1,566,137
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(17,973)
NET ASSETS - 100%		$1,548,164

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$52
Fidelity Securities Lending Cash Central Fund	65
Total	$117

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.